Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2017-C6
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Attention: UBS 2017-C6 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276UAS0	2.344200%	21,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276UAT8	3.358500%	63,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276UAU5	3.504200%	32,627,000.00	4,319,265.28	626,877.75	12,612.97	0.00	0.00	639,490.72	3,692,387.53	43.50%	30.00%
A-3	90276UAV3	3.580600%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	90276UAW1	3.319800%	148,878,000.00	67,771,370.60	0.00	187,489.50	0.00	0.00	187,489.50	67,771,370.60	43.50%	30.00%
A-5	90276UAX9	3.579500%	165,633,000.00	165,633,000.00	0.00	494,069.44	0.00	0.00	494,069.44	165,633,000.00	43.50%	30.00%
A-BP	90276UAY7	3.885800%	7,500,000.00	7,500,000.00	0.00	24,286.25	0.00	0.00	24,286.25	7,500,000.00	43.50%	30.00%
A-S	90276UBC4	3.932300%	76,174,000.00	76,174,000.00	0.00	249,615.85	0.00	0.00	249,615.85	76,174,000.00	25.91%	18.88%
B	90276UBD2	4.153900%	30,811,000.00	30,811,000.00	0.00	106,654.84	0.00	0.00	106,654.84	30,811,000.00	18.79%	14.38%
C	90276UBE0	4.862087%	26,533,000.00	26,533,000.00	0.00	107,504.79	0.00	0.00	107,504.79	26,533,000.00	12.66%	10.50%
D	90276UAJ0	2.500000%	29,956,000.00	29,956,000.00	0.00	68,155.06	0.00	0.00	68,155.06	29,956,000.00	5.75%	6.13%
E	90276UAL5	3.406200%	13,694,000.00	13,694,000.00	0.00	31,702.29	0.00	0.00	31,702.29	13,694,000.00	2.58%	4.13%
F	90276UAN1	3.406200%	6,847,000.00	6,847,000.00	0.00	0.00	0.00	0.00	0.00	6,847,000.00	1.00%	3.13%
NR	90276UBF7	3.406200%	21,397,267.00	4,334,041.52	0.00	0.00	0.00	0.00	0.00	4,334,041.52	0.00%	0.00%
R	90276UAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			684,705,267.00	433,572,677.40	626,877.75	1,282,090.99	0.00	0.00	1,908,968.74	432,945,799.65

X-A	90276UAZ4	1.357991%	471,793,000.00	237,723,635.88	0.00	269,022.21	0.00	0.00	269,022.21	237,096,758.13
X-BP	90276UBA8	0.976287%	7,500,000.00	7,500,000.00	0.00	6,101.79	0.00	0.00	6,101.79	7,500,000.00
X-B	90276UBB6	0.693880%	133,518,000.00	133,518,000.00	0.00	77,204.60	0.00	0.00	77,204.60	133,518,000.00
X-D	90276UAA9	2.362087%	29,956,000.00	29,956,000.00	0.00	58,965.56	0.00	0.00	58,965.56	29,956,000.00
X-E	90276UAC5	1.455887%	13,694,000.00	13,694,000.00	0.00	16,614.09	0.00	0.00	16,614.09	13,694,000.00
X-F	90276UAE1	1.455887%	6,847,000.00	6,847,000.00	0.00	8,307.05	0.00	0.00	8,307.05	6,847,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276UAG6	1.455887%	21,397,267.00	4,334,041.52	0.00	5,258.23	0.00	0.00	5,258.23	4,334,041.52
Notional SubTotal			684,705,267.00	433,572,677.40	0.00	441,473.53	0.00	0.00	441,473.53	432,945,799.65

Deal Distribution Total					626,877.75	1,723,564.52	0.00	0.00	2,350,442.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276UAU5	132.38315751	19.21346584	0.38658075	0.00000000	0.00000000	0.00000000	0.00000000	19.60004659	113.16969167
A-3	90276UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	90276UAW1	455.21413909	0.00000000	1.25934994	0.00000000	0.00000000	0.00000000	0.00000000	1.25934994	455.21413909
A-5	90276UAX9	1,000.00000000	0.00000000	2.98291669	0.00000000	0.00000000	0.00000000	0.00000000	2.98291669	1,000.00000000
A-BP	90276UAY7	1,000.00000000	0.00000000	3.23816667	0.00000000	0.00000000	0.00000000	0.00000000	3.23816667	1,000.00000000
A-S	90276UBC4	1,000.00000000	0.00000000	3.27691666	0.00000000	0.00000000	0.00000000	0.00000000	3.27691666	1,000.00000000
B	90276UBD2	1,000.00000000	0.00000000	3.46158320	0.00000000	0.00000000	0.00000000	0.00000000	3.46158320	1,000.00000000
C	90276UBE0	1,000.00000000	0.00000000	4.05173897	0.00000000	0.00000000	0.00000000	0.00000000	4.05173897	1,000.00000000
D	90276UAJ0	1,000.00000000	0.00000000	2.27517225	(0.19183903)	0.00000000	0.00000000	0.00000000	2.27517225	1,000.00000000
E	90276UAL5	1,000.00000000	0.00000000	2.31504966	0.52345042	6.22464437	0.00000000	0.00000000	2.31504966	1,000.00000000
F	90276UAN1	1,000.00000000	0.00000000	0.00000000	2.83850007	52.60948737	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	90276UBF7	202.55117254	0.00000000	0.00000000	0.57494165	65.06826269	0.00000000	0.00000000	0.00000000	202.55117254
R	90276UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276UAZ4	503.87274902	0.00000000	0.57021238	0.00000000	0.00000000	0.00000000	0.00000000	0.57021238	502.54403548
X-BP	90276UBA8	1,000.00000000	0.00000000	0.81357200	0.00000000	0.00000000	0.00000000	0.00000000	0.81357200	1,000.00000000
X-B	90276UBB6	1,000.00000000	0.00000000	0.57823365	0.00000000	0.00000000	0.00000000	0.00000000	0.57823365	1,000.00000000
X-D	90276UAA9	1,000.00000000	0.00000000	1.96840566	0.00000000	0.00000000	0.00000000	0.00000000	1.96840566	1,000.00000000
X-E	90276UAC5	1,000.00000000	0.00000000	1.21323864	0.00000000	0.00000000	0.00000000	0.00000000	1.21323864	1,000.00000000
X-F	90276UAE1	1,000.00000000	0.00000000	1.21323937	0.00000000	0.00000000	0.00000000	0.00000000	1.21323937	1,000.00000000
X-NR	90276UAG6	202.55117254	0.00000000	0.24574307	0.00000000	0.00000000	0.00000000	0.00000000	0.24574307	202.55117254

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	12,612.97	0.00	12,612.97	0.00	0.00	0.00	12,612.97	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	187,489.50	0.00	187,489.50	0.00	0.00	0.00	187,489.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	494,069.44	0.00	494,069.44	0.00	0.00	0.00	494,069.44	0.00
A-BP	07/01/26 - 07/30/26	30	0.00	24,286.25	0.00	24,286.25	0.00	0.00	0.00	24,286.25	0.00
X-A	07/01/26 - 07/30/26	30	0.00	269,022.21	0.00	269,022.21	0.00	0.00	0.00	269,022.21	0.00
X-BP	07/01/26 - 07/30/26	30	0.00	6,101.79	0.00	6,101.79	0.00	0.00	0.00	6,101.79	0.00
X-B	07/01/26 - 07/30/26	30	0.00	77,204.60	0.00	77,204.60	0.00	0.00	0.00	77,204.60	0.00
X-D	07/01/26 - 07/30/26	30	0.00	58,965.56	0.00	58,965.56	0.00	0.00	0.00	58,965.56	0.00
X-E	07/01/26 - 07/30/26	30	0.00	16,614.09	0.00	16,614.09	0.00	0.00	0.00	16,614.09	0.00
X-F	07/01/26 - 07/30/26	30	0.00	8,307.05	0.00	8,307.05	0.00	0.00	0.00	8,307.05	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	5,258.23	0.00	5,258.23	0.00	0.00	0.00	5,258.23	0.00
A-S	07/01/26 - 07/30/26	30	0.00	249,615.85	0.00	249,615.85	0.00	0.00	0.00	249,615.85	0.00
B	07/01/26 - 07/30/26	30	0.00	106,654.84	0.00	106,654.84	0.00	0.00	0.00	106,654.84	0.00
C	07/01/26 - 07/30/26	30	0.00	107,504.79	0.00	107,504.79	0.00	0.00	0.00	107,504.79	0.00
D	07/01/26 - 07/30/26	30	5,734.78	62,408.33	0.00	62,408.33	(5,746.73)	0.00	0.00	68,155.06	0.00
E	07/01/26 - 07/30/26	30	77,851.17	38,870.42	0.00	38,870.42	7,168.13	0.00	0.00	31,702.29	85,240.28
F	07/01/26 - 07/30/26	30	339,817.38	19,435.21	0.00	19,435.21	19,435.21	0.00	0.00	0.00	360,217.16
NR	07/01/26 - 07/30/26	30	1,376,074.82	12,302.18	0.00	12,302.18	12,302.18	0.00	0.00	0.00	1,392,282.99
Totals			1,799,478.15	1,756,723.31	0.00	1,756,723.31	33,158.79	0.00	0.00	1,723,564.52	1,837,740.43

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,350,442.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,764,630.55	Master Servicing Fee	3,434.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,390.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	186.64
ARD Interest	0.00	Operating Advisor Fee	746.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,764,630.55	Total Fees	8,242.01

Principal		Expenses/Reimbursements
Scheduled Principal	626,877.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,494.47
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,252.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	901.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(27,824.09)
Total Principal Collected	626,877.75	Total Expenses/Reimbursements	32,824.02

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,723,564.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	626,877.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,350,442.27
Total Funds Collected	2,391,508.30	Total Funds Distributed	2,391,508.30

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	433,490,054.43	433,490,054.43	Beginning Certificate Balance	433,572,677.40
(-) Scheduled Principal Collections	626,877.75	626,877.75	(-) Principal Distributions	626,877.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	432,863,176.68	432,863,176.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	434,222,891.92	434,222,891.92	Ending Certificate Balance	432,945,799.65
Ending Actual Collateral Balance	433,621,311.92	433,621,311.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	82,622.97
Beginning Cumulative Advances	0.00	82,622.97	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	82,622.97
Ending Cumulative Advances	0.00	82,622.97	Net WAC Rate	4.86%
			UC / (OC) Interest	334.77
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP
10,000,000 or less	15	82,490,246.63	19.06%	14	4.7760	1.880321	1.40 or less	10	148,184,630.64	34.23%	14	4.8462	0.753321
10,000,001 to 15,000,000	6	77,111,881.71	17.81%	14	4.7299	1.186391	1.41 to 1.50	4	40,408,720.52	9.34%	14	4.7724	1.472066
15,000,001 to 20,000,000	3	51,799,286.21	11.97%	15	4.5706	0.701244	1.51 to 1.60	2	37,697,758.54	8.71%	14	4.7517	1.575123
20,000,001 to 25,000,000	2	45,105,111.61	10.42%	14	4.7121	1.515389	1.61 to 1.70	3	48,245,457.82	11.15%	15	4.7189	1.643873
25,000,001 to 35,000,000	3	97,715,335.57	22.57%	15	4.7409	2.336678	1.71 to 1.80	1	2,999,406.20	0.69%	16	4.9830	1.777400
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	8,335,137.24	1.93%	14	4.4192	1.865600
Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840	1.91 to 2.00	1	4,630,750.77	1.07%	15	4.6892	1.991200
							2.01 to 2.25	1	10,000,000.00	2.31%	14	4.6200	2.080000
							2.26 to 2.50	1	10,000,000.00	2.31%	14	4.6200	2.283100
							2.51 or greater	5	43,720,000.00	10.10%	15	4.2905	4.484493
							Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	78,641,314.95	18.17%	14	4.7683	NAP	Washington	1	10,000,000.00	2.31%	14	4.6200	2.283100
Alabama	2	2,592,885.36	0.60%	14	4.4101	2.310555	Totals	103	432,863,176.68	100.00%	14	4.7272	1.657840
Arizona	2	2,266,320.70	0.52%	14	4.6100	1.322300
									Property Type³
California	7	45,671,705.79	10.55%	14	4.7099	1.345668
Colorado	2	4,238,359.51	0.98%	15	4.8064	2.380396		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	2,990,992.89	0.69%	15	5.2180	(0.895100)		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	4,503,318.55	1.04%	14	4.4052	2.550838	Defeased	21	78,641,314.95	18.17%	14	4.7683	NAP
Georgia	6	11,377,881.12	2.63%	15	5.1459	1.405844	Industrial	1	589,886.44	0.14%	14	4.7900	1.561300
Illinois	2	10,280,599.63	2.38%	15	5.0871	1.158836	Lodging	4	21,366,322.93	4.94%	15	5.2618	1.000893
Indiana	2	16,312,366.34	3.77%	15	4.7950	1.735777	Mixed Use	2	45,397,230.37	10.49%	16	4.4432	3.889584
Kansas	3	4,213,112.19	0.97%	14	4.4121	2.212024	Multi-Family	14	25,199,999.60	5.82%	14	4.7407	0.839048
Louisiana	2	3,911,598.22	0.90%	13	4.5608	1.675435	Office	22	104,117,391.42	24.05%	15	4.7859	0.845938
Maryland	3	36,402,055.84	8.41%	15	4.4652	0.316565	Retail	38	142,920,282.33	33.02%	14	4.6782	1.759014
Minnesota	3	2,435,669.57	0.56%	14	4.3790	3.840200	Self Storage	1	4,630,750.77	1.07%	15	4.6892	1.991200
Nevada	1	30,000,000.00	6.93%	16	4.2500	5.059200	Totals	103	432,863,176.68	100.00%	14	4.7272	1.657840
New York	13	14,999,999.60	3.47%	13	4.7120	1.011800
North Carolina	3	8,155,380.14	1.88%	7	5.0671	1.318390
Ohio	4	62,508,892.42	14.44%	15	5.0708	1.274920
Oklahoma	2	3,784,539.78	0.87%	13	4.5546	1.683728
Oregon	1	10,200,000.00	2.36%	15	4.7830	0.585000
Pennsylvania	1	20,666,959.13	4.77%	15	4.6200	1.461100
South Carolina	1	823,622.37	0.19%	14	4.3790	3.840200
Tennessee	1	3,110,355.21	0.72%	11	4.7140	1.469600
Texas	15	31,691,165.36	7.32%	14	4.6179	1.632666
Utah	1	1,084,084.15	0.25%	14	4.3790	3.840200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	92,624,759.11	21.40%	15	4.3765	2.476520	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	15	204,597,566.01	47.27%	14	4.7071	1.443573	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	4	51,555,341.25	11.91%	14	5.2684	0.906018	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	5,444,195.36	1.26%	16	5.7300	1.496900	49 months or greater	29	354,221,861.73	81.83%	14	4.7181	1.636257
	Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840	Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP
	109 months or less	29	354,221,861.73	81.83%	14	4.7181	1.636257	Interest Only	10	99,050,000.00	22.88%	14	4.5149	2.783686
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	19	255,171,861.73	58.95%	15	4.7970	1.190859
	Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	78,641,314.95	18.17%	14	4.7683	NAP			No outstanding loans in this group
Underwriter's Information		5	21,667,566.03	5.01%	14	4.4980	2.189971
	12 months or less	23	322,424,295.70	74.49%	15	4.7330	1.604282
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	10,130,000.00	2.34%	11	4.7140	1.469600
	Totals	36	432,863,176.68	100.00%	14	4.7272	1.657840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	28401154	OF	Various	Various	Actual/360	4.610%	133,393.46	71,903.41	0.00	N/A	10/06/27	--	33,602,719.73	33,530,816.32	08/06/26
4	300571775	OF	Cleveland	OH	Actual/360	5.300%	156,289.46	60,279.35	0.00	N/A	11/06/27	--	34,244,798.60	34,184,519.25	08/06/26
7	309301007	MU	Las Vegas	NV	Actual/360	4.250%	109,791.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	08/06/26
8	300571763	Various Various		CA	Actual/360	4.790%	101,010.81	50,966.90	0.00	N/A	10/06/27	--	24,489,119.38	24,438,152.48	08/06/26
9	309301009	LO	Various	Various	Actual/360	5.070%	104,097.82	47,195.94	0.00	N/A	11/01/27	--	23,843,745.37	23,796,549.43	08/01/26
11	300571774	RT	Altoona	PA	Actual/360	4.620%	82,342.20	30,702.67	0.00	N/A	11/06/27	--	20,697,661.80	20,666,959.13	08/06/26
12	309301012	OF	Linthicum	MD	Actual/360	4.480%	71,176.04	40,033.44	0.00	N/A	11/06/27	--	18,450,009.94	18,409,976.50	08/06/26
13	304101911	OF	Lanham	MD	Actual/360	4.450%	69,066.04	31,677.71	0.00	N/A	11/06/27	--	18,023,757.05	17,992,079.34	08/06/24
14	309301014	RT	Puyallup	WA	Actual/360	4.620%	39,783.33	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	08/06/26
14A	309301114				Actual/360	4.620%	39,783.33	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	08/06/26
15	309301015	SS	Various	OH	Actual/360	4.221%	66,710.96	29,375.65	0.00	N/A	08/06/27	--	18,354,092.70	18,324,717.05	08/06/26
16	300571764	RT	Easton	PA	Actual/360	4.830%	70,500.41	24,266.03	0.00	N/A	10/06/27	06/06/27	16,950,608.49	16,926,342.46	08/06/26
17	407004758	RT	Aurora	OH	Actual/360	4.916%	61,243.70	29,145.24	0.00	N/A	12/06/27	--	14,467,396.19	14,438,250.95	08/06/26
18	309301018	MU	Indianapolis	IN	Actual/360	4.820%	64,008.45	25,387.20	0.00	N/A	11/06/27	--	15,422,617.57	15,397,230.37	08/06/26
20	407004749	MF	New York	NY	Actual/360	4.712%	60,863.33	0.00	0.00	N/A	09/06/27	--	15,000,000.00	15,000,000.00	08/06/26
21	28201155	RT	Canton	OH	Actual/360	4.681%	53,544.69	24,079.77	0.00	N/A	11/06/27	--	13,283,685.83	13,259,606.06	08/06/26
22	309301022	RT	Murrieta	CA	Actual/360	4.577%	55,592.60	21,098.01	0.00	N/A	11/01/27	--	14,105,122.71	14,084,024.70	08/01/26
23	309301023	RT	Various	Various	Actual/360	4.419%	31,788.74	18,400.80	0.00	N/A	10/06/27	--	8,353,538.04	8,335,137.24	08/06/26
23A	309301123				Actual/360	4.419%	15,894.36	9,200.43	0.00	N/A	10/06/27	--	4,176,766.46	4,167,566.03	08/06/26
24	309140003	RT	Various	Various	Actual/360	4.379%	23,454.41	0.00	0.00	N/A	10/06/27	--	6,220,000.00	6,220,000.00	08/06/26
24A	309140004				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	08/06/26
24B	309140005				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	08/06/26
24C	309140006				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	08/06/26
26	333100056	MF	Portland	OR	Actual/360	4.783%	42,010.68	0.00	0.00	N/A	11/05/27	--	10,200,000.00	10,200,000.00	08/05/26
27	28001179	SS	Federal Way	WA	Actual/360	4.590%	40,216.69	0.00	0.00	N/A	12/06/27	09/06/27	10,175,000.00	10,175,000.00	08/06/26
28	407004720	RT	Various	Various	Actual/360	4.714%	41,120.48	0.00	0.00	N/A	07/06/27	--	10,130,000.00	10,130,000.00	08/06/26
29	309301029	RT	Various	NC	Actual/360	5.110%	32,061.71	15,228.39	0.00	N/A	02/01/27	--	7,286,291.85	7,271,063.46	08/01/26
30	300571767	LO	Lansing	IL	Actual/360	5.300%	32,505.62	13,584.67	0.00	N/A	11/06/27	--	7,122,350.32	7,108,765.65	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	300571769	LO	Dallas	TX	Actual/360	4.800%	24,142.45	18,545.82	0.00	N/A	11/06/27	--	5,840,914.85	5,822,369.03	08/06/26
33	333100058	LO	Kingsland	GA	Actual/360	5.730%	26,938.77	15,444.37	0.00	N/A	12/05/27	--	5,459,639.73	5,444,195.36	08/05/26
34	309301034	SS	Paso Robles	CA	Actual/360	4.689%	18,737.99	9,751.40	0.00	N/A	11/06/27	--	4,640,502.17	4,630,750.77	08/06/26
35	300571771	OF	Pensacola	FL	Actual/360	5.040%	17,826.17	12,693.82	0.00	N/A	08/06/27	--	4,107,412.96	4,094,719.14	08/06/26
36	28001170	LO	Raleigh	NC	Actual/360	5.398%	13,807.52	8,810.49	0.00	N/A	11/06/27	--	2,970,459.91	2,961,649.42	08/06/26
37	28001180	RT	Commerce City	CO	Actual/360	4.983%	12,895.91	5,990.45	0.00	N/A	12/06/27	--	3,005,396.65	2,999,406.20	08/06/26
38	28001164	LO	Wilmington	DE	Actual/360	5.218%	13,465.39	5,792.43	0.00	N/A	11/06/27	--	2,996,785.32	2,990,992.89	08/06/26
39	300571770	OF	El Paso	TX	Actual/360	5.040%	10,284.33	7,323.36	0.00	N/A	08/06/27	--	2,369,660.81	2,362,337.45	08/06/26
Totals							1,764,630.55	626,877.75	0.00				433,490,054.43	432,863,176.68
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	19,952,678.80	4,240,284.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,579,272.00	1,051,391.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	16,904,622.00	7,716,013.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,916,827.15	735,188.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	7,402,616.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,212,193.14	1,590,602.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	(360,733.00)	01/01/26	03/31/26	12/11/25	11,360,068.20	891,025.61	56,991.17	1,525,425.74	0.00	0.00
14	4,895,092.00	3,820,547.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	4,676,514.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,328,600.08	458,081.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,117,670.00	2,746,627.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,383,504.97	1,344,980.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,573,230.67	408,207.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,881,823.00	1,228,095.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	34,652,563.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	299,403.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	744,441.00	184,954.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	994,145.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	458,207.16	697,719.48	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	801,123.58	816,525.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	629,836.85	877,482.75	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	636,198.00	343,002.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	480,812.46	105,296.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,108,075.00	(350,013.27)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	123,629,449.69	27,654,251.31				11,360,068.20	891,025.61	56,991.17	1,525,425.74	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	17,992,079.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.727203%	4.669136%	14
07/17/26	0	0.00	0	0.00	1	18,023,757.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.727325%	4.669259%	15
06/17/26	0	0.00	0	0.00	1	18,057,537.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.727455%	4.669389%	16
05/15/26	0	0.00	0	0.00	1	18,088,965.27	0	0.00	0	0.00	0	0.00	0	0.00	1	453,094.74	4.727575%	4.669510%	17
04/17/26	0	0.00	0	0.00	2	24,107,929.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730581%	4.668909%	18
03/17/26	0	0.00	0	0.00	2	24,150,919.51	1	0.00	0	0.00	0	0.00	0	0.00	1	21,230,271.66	4.730699%	4.669026%	19
02/18/26	0	0.00	0	0.00	2	24,202,924.47	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729140%	4.654460%	20
01/16/26	0	0.00	0	0.00	2	24,245,540.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729250%	4.654586%	21
12/17/25	0	0.00	0	0.00	2	24,287,988.89	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729360%	4.654712%	22
11/18/25	0	0.00	0	0.00	2	24,333,348.44	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729478%	4.654846%	23
10/20/25	0	0.00	0	0.00	2	24,375,451.59	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729586%	4.654970%	24
09/17/25	0	0.00	0	0.00	2	24,420,478.28	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729701%	4.673415%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	304101911	08/06/24	23	6	56,991.17	1,525,425.74	6,000.00	18,750,214.58	08/01/24	11
Totals					56,991.17	1,525,425.74	6,000.00	18,750,214.58

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		7,271,063	7,271,063	0		0
7 - 12 Months		51,838,116	51,838,116	0		0
13 - 24 Months		373,753,997	355,761,918	17,992,079		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	432,863,177	414,871,097	0	0	17,992,079	0
Jul-26	433,490,054	415,466,297	0	0	18,023,757	0
Jun-26	434,157,460	416,099,923	0	0	18,057,537	0
May-26	434,778,997	416,690,032	0	0	18,088,965	0
Apr-26	441,426,681	417,318,751	0	0	24,107,930	0
Mar-26	442,054,731	417,903,811	0	0	24,150,920	0
Feb-26	472,813,051	418,610,127	0	0	24,202,924	30,000,000
Jan-26	473,435,378	449,189,837	0	0	24,245,540	0
Dec-25	474,055,136	449,767,147	0	0	24,287,989	0
Nov-25	474,716,877	420,383,528	0	0	24,333,348	30,000,000
Oct-25	475,331,345	420,955,893	0	0	24,375,452	30,000,000
Sep-25	475,987,988	421,567,509	0	0	24,420,478	30,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300571775	34,184,519.25	34,184,519.24	91,700,000.00	08/09/17	894,920.55	0.94240	03/31/26	11/06/27	255
13	304101911	17,992,079.34	18,750,214.58	16,500,000.00	09/11/25	(867,943.00)	(1.06360)	03/31/26	11/06/27	255
28	407004720	10,130,000.00	10,130,000.00	16,610,000.00	10/30/16	175,453.25	1.46960	03/31/23	07/06/27	I/O
Totals		62,306,598.59	63,064,733.82	124,810,000.00		202,430.80

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	300571775	OF	OH	09/24/25	13
The Borrower offered a discounted payoff that was deemed unaccpetable. Discussions are ongoing with the Borrower regarding an updated proposal or alternative resolution.

13	304101911	OF	MD	08/01/24	11

8.5.2026: CBRE has been recently engaged to list and market the asset for sale. Initial coming soon teaser to be published in due course. Asset remains 100% vacant. Although a handful of potential smaller users have shown interest in potentially backfil ling portions of the property, nothing firm at this point. In accordance with the PSA, lender has engaged an updated appraisal and the report is forthcoming.

28	407004720	RT	Various	02/29/24	13
Borrower has submitted July 2026 debt service payment, but various other defaults remain outstanding.Following up with Borrower for YE 2025 and Q1 2026 financial reporting requirements.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	304101911	0.00	4.45000%	0.00	4.45000%	10	04/06/25	04/06/25	--
13	304101911	0.00	4.45000%	0.00	4.45000%	10	04/22/25	04/06/25	--
26	333100056	0.00	4.78300%	0.00	4.78300%	10	09/23/21	11/05/20	04/11/22
31	300571769	7,038,801.57	4.80000%	7,038,801.57	4.80000%	10	07/15/20	07/06/20	08/11/20
38	28001164	3,381,791.64	5.21800%	3,381,791.64	5.21800%	8	06/07/21	05/06/20	--
38	28001164	0.00	5.21800%	0.00	5.21800%	8	02/10/25	05/06/20	--
Totals		10,420,593.21		10,420,593.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	309301006 03/17/26	30,000,000.00	25,300,000.00	21,470,957.69	240,686.03	21,470,957.69	21,230,271.66	8,769,728.34	0.00	(30,617.16)	8,800,345.50	29.33%
19	407004759 03/15/24	15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	347,395.01	2,771,055.66	17.87%
32	309301032 05/15/26	5,985,425.26	1,900,000.00	1,405,400.31	939,624.32	1,405,400.31	465,775.99	5,519,649.27	0.00	0.00	5,519,649.27	78.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		51,208,141.37	42,590,000.00	35,917,861.09	2,117,548.00	35,917,861.09	33,800,313.09	17,407,828.28	0.00	316,777.85	17,091,050.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	309301006	06/17/26	0.00	0.00	8,800,345.50	0.00	27,824.09	0.00	0.00	0.00	8,772,521.41
		04/17/26	0.00	0.00	8,772,521.41	0.00	0.00	2,793.07	0.00	0.00
		03/17/26	0.00	0.00	8,769,728.34	0.00	0.00	8,769,728.34	0.00	0.00
19	407004759	10/18/24	0.00	0.00	2,771,055.66	0.00	0.00	(6,545.17)	0.00	0.00	2,771,055.66
		09/17/24	0.00	0.00	2,777,600.83	0.00	0.00	(107,133.46)	0.00	0.00
		07/17/24	0.00	0.00	2,884,734.29	0.00	0.00	(233,716.38)	0.00	0.00
		03/15/24	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00	0.00
32	309301032	05/15/26	0.00	0.00	5,519,649.27	0.00	0.00	5,519,649.27	0.00	0.00	5,519,649.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,091,050.43	0.00	27,824.09	17,063,226.34	0.00	0.00	17,063,226.34

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,372.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(27,824.09)	0.00
13	0.00	0.00	3,880.11	0.00	0.00	43,494.47	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	420.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	305.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	176.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,252.25	0.00	901.39	43,494.47	0.00	0.00	0.00	0.00	(27,824.09)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,824.02

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28